UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC
Address:  One Federal Street
          18th Floor
          Boston, MA 02110


13F File Number: 028-12440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John R. Dorfman
Title:    President
Phone:    617-630-8000


Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                August 10, 2007
---------------------      --------------------------      ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     -----------------------        --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     46

Form 13F Information Table Value Total: $ 158,980
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                 TITLE                     VALUE      SHRS OR   SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP      (x1000)    PRN AMT   PRN  CALL   DISCRETION  MGRS    SOLE  SHARED   NONE
--------------                   --------       -----      -------    -------   ---  ----   ----------  ----    ----  ------   ----
ALLIANT TECHSYSTEMS INC         COM             018804104   4,607      46,461   SH          SOLE                      SOLE
APACHE CORP                     COM             037411105   7,105      87,082   SH          SOLE                      SOLE
ARMOR HOLDINGS INC              COM             042260109   3,105      35,744   SH          SOLE                      SOLE
ASTRAZENECA PLC                 SPONSORED ADR   046353108   7,595     141,000   SH          SOLE                      SOLE
AU OPTRONICS CORP               SPONSORED ADR   002255107   3,318     192,901   SH          SOLE                      SOLE
AUTOLIV INC                     COM             052800109   2,888      50,785   SH          SOLE                      SOLE
BANCO LATINOAMERICANO DE EXP    CL E            P16994132   2,305     122,603   SH          SOLE                      SOLE
BANK OF AMERICA CORPORATION     COM             060505104     551      11,262   SH          SOLE                      SOLE
CIMAREX ENERGY CO               COM             171798101     198      32,000   SH   CALL   SOLE                      SOLE
CKE RESTAURANTS INC             COM             12561E105   2,287     113,934   SH          SOLE                      SOLE
COLUMBIA SPORTSWEAR CO          COM             198516106   9,580     139,490   SH          SOLE                      SOLE
COMMERCIAL METALS CO            COM             201723103  13,580     402,122   SH          SOLE                      SOLE
CONSECO INC                     COM NEW         208464883     176      75,000   SH   CALL   SOLE                      SOLE
CONTINENTAL AIRLS INC           CL B            210795308     216      27,700   SH   PUT    SOLE                      SOLE
CREDICORP LTD                   COM             G2519Y108   1,796      29,361   SH          SOLE                      SOLE
CURTISS WRIGHT CORP             COM             231561101   5,867     125,885   SH          SOLE                      SOLE
DEVON ENERGY CORP NEW           COM             25179M103   4,663      59,555   SH          SOLE                      SOLE
ELECTRONIC DATA SYS NEW         COM             285661104   4,477     161,438   SH          SOLE                      SOLE
ENCORE WIRE CORP                COM             292562105   2,899      98,480   SH          SOLE                      SOLE
FIRST REP BK SAN FRANCISCO      COM             336158100   9,038     168,430   SH          SOLE                      SOLE
FOSTER WHEELER LTD              PUT             G36535959       8      24,200   SH   PUT    SOLE                      SOLE
FPIC INS GROUP INC              COM             302563101   3,752      92,025   SH          SOLE                      SOLE
HELEN OF TROY CORP LTD          COM             G4388N106   3,109     115,150   SH          SOLE                      SOLE
HOLLY CORP                      COM PAR $0.01   435758305   2,599      35,030   SH          SOLE                      SOLE
KINETIC CONCEPTS INC            COM NEW         49460W208   3,429      65,978   SH          SOLE                      SOLE
LANDAMERICA FINL GROUP INC      COM             514936103   4,752      49,244   SH          SOLE                      SOLE
LINCOLN ELEC HLDGS INC          COM             533900106   3,630      48,900   SH          SOLE                      SOLE
MB FINANCIAL INC NEW            COM             55264U108   3,312      95,340   SH          SOLE                      SOLE
MCCLATCHY CO                    CALL            579489105       3      34,500   SH   CALL   SOLE                      SOLE
MERCURY GENL CORP NEW           COM             589400100   2,621      47,554   SH          SOLE                      SOLE
MOHAWK INDS INC                 COM             608190104     562      18,500   SH   CALL   SOLE                      SOLE
NAM TAI ELECTRS INC             COM PAR $0.02   629865205   7,897     662,500   SH          SOLE                      SOLE
NORTHEAST UTILS                 COM             664397106     157      85,100   SH   PUT    SOLE                      SOLE
OVERSEAS SHIPHOLDING GROUP I    COM             690368105   3,896      47,860   SH          SOLE                      SOLE
PALM INC NEW                    COM             696643105   3,459     215,916   SH          SOLE                      SOLE
PATTERSON UTI ENERGY INC        COM             703481101     215      58,000   SH   CALL   SOLE                      SOLE
PFIZER INC                      COM             717081103     291      11,400   SH          SOLE                      SOLE
POGO PRODUCING CO               COM             730448107   3,000      59,070   SH          SOLE                      SOLE
ROFIN SINAR TECHNOLOGIES INC    COM             775043102   3,010      43,620   SH          SOLE                      SOLE
SCHNITZER STL INDS              CL A            806882106   4,678      97,573   SH          SOLE                      SOLE
ST MARY LD & EXPL CO            COM             792228108   1,611      44,001   SH          SOLE                      SOLE
TSAKOS ENERGY NAVIGATION LTD    SHS             G9108L108   7,736     110,663   SH          SOLE                      SOLE
U S AIRWAYS GROUP INC           COM             90341W108     518      26,300   SH   PUT    SOLE                      SOLE
UNITED INDL CORP                COM             910671106   1,713      28,566   SH          SOLE                      SOLE
UNITED ONLINE INC               COM             911268100   3,927     238,130   SH          SOLE                      SOLE
WESTAR ENERGY INC               COM             95709T100   2,844     117,119   SH          SOLE                      SOLE

SK 25319 0002 798854